TAXES ON INCOME (Schedule of Taxes on Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 11	$ 11	$ 4
Deferred	35	(20)	59
Taxes on income, net, as reported in the statements of operations	46	(9)	63
Foreign	46	(12)	63
Domestic		$ 3